Hedging Activities, Derivative Instruments and Credit Risk, Foreign Currency Forward Contracts (Details) - Foreign Currency Forwards [Member] $ in Millions	Dec. 31, 2019 USD ($) Contract
Derivative, Fair Value, Net [Abstract]
Number of contracts | Contract	6
Minimum [Member]
Derivative, Fair Value, Net [Abstract]
Notional amount	$ 10.0
Maximum [Member]
Derivative, Fair Value, Net [Abstract]
Notional amount	$ 56.1